Financial assets and liabilities - sensitivity analysis considers the closing price of the shares (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) R$ / shares
VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Shareholding percentage	1.34%
Probable [member] | TRS CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ (377,969)
Probable [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 5.32
Probable [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 119,314
25% [member] | TRS CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 106,527
25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 5.32
25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 263,316
50% [member] | TRS CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 212,253
50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 7.98
50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 453,659
-25% [member] | TRS CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ (105,726)
-25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 3.99
-25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ (12,028)
-50% [member] | TRS CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ (212,253)
-50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price sensitivity analysis | R$ / shares	R$ 2.66
-50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ (36,900)